SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
Revenue from contracts with customers
Revenue from contracts with customers
Service revenue
Service revenue includes revenue from airtime charges from contract and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services (“VAS”). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when the Company acts as an agent of the content providers and gross when the Company acts as the primary obligor of the transaction.
Revenue for services with a fixed term, including fixed-term tariff plans and monthly subscriptions, is generally recognized over time, on a straight-line basis. For pay-as-you-use plans, in which the customer is charged based on actual usage, revenue is recognized over time, on a usage basis. Some tariff plans allow customers to rollover unused services to the following period. For these tariff plans, revenue is generally recognized over time, on a usage basis.
For contracts which include multiple service components (such as voice, text, data), revenue is allocated based on stand-alone selling price. The stand-alone selling price for these services is determined with reference the price charged per service under a pay-as-you-use plan to similar customers.
Upfront fees, including activation or connection fees, are recognized on a straight-line basis over the contract term. For contracts with an indefinite term (generally prepaid contracts), revenue from upfront fees is recognized over the average customer life.
Revenue from other operators, including interconnect and roaming charges, is recognized based on the price specified in the contract, net of any estimated retrospective volume discounts. Accumulated experience is used to estimate and provide for the discounts.
All service revenue is recognized over time.
Sale of equipment and accessories
Equipment and accessories are usually sold to customers on a stand-alone basis or together with service bundles. Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
Revenue for mobile handsets and accessories is recognized when the equipment is sold to a network customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
All revenue from sale of equipment and accessories is recognized at a point in time.

Contract balances
Contract balances
Receivables and contracts assets mostly relate to amounts due from other operators and postpaid customers. Contract assets, often referred to as ‘Accrued receivables’ are transferred to receivables when the rights become unconditional, which usually occurs when the Group issues an invoice to the customer.
Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’ and ‘Short-term deferred revenue’ in Note 7. All ‘Short-term deferred revenue’ amounts outstanding at the beginning of the year have been recognized as revenue during the year.

Customer associated costs
Customer acquisition costs
Certain incremental costs incurred in acquiring a contract with a customer (“customer acquisition costs”), are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 7). Such costs generally relate to commissions paid to third-party dealers and are amortized on a straight-line basis over the average customer life, within ‘Selling, general and administrative expenses’.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third-party dealers upon top-up of prepaid credit by customers and sale of top-up cards.
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized in the consolidated statement of financial position, see Note 3 for further details.

Operating leases
Operating leases
The following accounting policy has been applied for the Group for the current and comparative years. Refer to Note 25 for details regarding changes made to accounting for leases and impact for the Group in future years.
The rental payable under operating leases is recognized as an operating lease expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more representative of the time pattern of VEON’s benefit. No asset is capitalized. If the periodic payments or part of the periodic payments has been prepaid, the Company recognizes these prepayments in the statement of financial position as other assets.

Trade and other receivables	Trade and other receivables Trade and other receivables are measured at amortized cost and include invoiced amounts less appropriate allowances for estimated uncollectible amounts.
Expected credit losses
Expected credit losses
The following accounting policy has been applied with effect from January 1, 2018, see Note 25 for further details.
The expected credit loss allowance (ECL) is recognized for all receivables measured at amortized cost or fair value through OCI with recycling at each reporting date. This means that an allowance for doubtful debt is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the Simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates. Forward looking estimates include macro-economic factors such as GDP (for receivables due from legal entities) and unemployment rates (for receivables due from individual customers). The provision matrix is reviewed on a quarterly basis.

Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant.

Contingent liabilities
Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

Income taxes
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax.
In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.

Uncertain tax positions
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).

Deferred taxation
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.

Transactions with non-controlling interests that do not result in loss of control
Transactions with non-controlling interests that do not result in loss of control
Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Non-current assets (or disposal groups) held for sale and discontinued operations
Non-current assets (or disposal groups) held for sale and discontinued operations
Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.
Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held for sale are presented separately from the other assets and liabilities in the statement of financial position.
A discontinued operation is a component that is classified as held for sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement. All other Notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.

Property and equipment
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years

Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Intangible assets
Intangible assets acquired separately are measured initially at cost and are subsequently measured at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually.

Goodwill
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired.

Control over subsidiaries
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.

Put options over non-controlling interest
Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.

Derivative contracts
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur.

Hedges of a net investment
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.

Basis of preparation
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed. Certain comparative amounts have been reclassified to conform to the current period presentation.

Basis of consolidation
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 15 for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.

Foreign currency translation
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas revenue, expenses, gains and losses are translated into U.S. dollars at historical exchange rates prevailing on the transaction dates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.

Changes in accounting policies and disclosures, new standards, interpretations, and amendments not yet adopted by the group
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Accounting policies are included as relevant in the Notes to these consolidated financial statements. A number of new or amended standards became effective as of January 1, 2018. As a result, the Company has amended its accounting policies accordingly.
The following table presents the transitional impact that adoption of IFRS 9, ‘Financial Instruments’ (“IFRS 9”) and IFRS 15, ‘Revenue from contracts with customers’ (“IFRS 15”) had on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

	December 31, 2017*	Impact of IFRS 9		Impact of IFRS 15
		Classification and measurement	Impairment	Revenue and customer acquisition costs	January 1, 2018

Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	38	1,924
Deferred tax assets	336	—	2	(12)	326
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	263	—	—	93	356

Current assets
Trade and other receivables
Trade and other receivables, gross	924	—	—	—	924
Allowance for doubtful debt	(169)	—	(14)		(183)

Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through profit or loss		20			20
Fair value through other comprehensive income	—	33	—	—	33
Other assets	418	—	—	(4)	414

Equity
Equity attributable to equity owners of the parent	4,331	(25)	(16)	87	4,377
Non-controlling interests	(441)	—	(4)	15	(430)

Liabilities
Other liabilities (current)	1,353	—	—	(1)	1,352
Deferred tax liabilities	376	—	(2)	14	388

* Opening balance sheet numbers are represented following retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (Note 10)
IFRS 15 ‘Revenue from contracts with customers’
IFRS 15 replaces IAS 18 ‘Revenue’ and IAS 11 ‘Construction contracts’ and related interpretations. IFRS 15 addresses revenue recognition for contracts with customers as well as treatment of incremental costs incurred to obtain a contract with a customer, described in more detail below.
Revenue recognition
Due to the nature of the Group’s existing product offerings (i.e. prevailing pre-paid service offerings), as well as the Group’s accounting policies applied prior to January 1, 2018, the impact of IFRS 15 on revenue recognition by the Group was immaterial, as shown in the table presented earlier in this Note.
Costs of obtaining a contract with customer
Under IFRS 15, certain incremental costs incurred in acquiring a contract with a customer (“customer acquisition costs”), which previously did not qualify for recognition as an asset under any of the other accounting standards, are deferred in the consolidated statement of financial position.
The impact of capitalizing customer acquisition costs upon implementation of IFRS 15 is shown in the table earlier in this Note.
Transition
The standard is effective for annual periods beginning on or after January 1, 2018. The Group has adopted the standard using the modified retrospective approach, which means that the cumulative impact of the adoption has been recognized in retained earnings as of January 1, 2018 and that comparatives have not been restated.
The impact that adoption of IFRS 15 has had on the opening balance sheet of the Group, as of January 1, 2018, is shown in the table presented earlier in this Note. The impact that adoption of IFRS 15 has had on the Group’s profit / (loss) for 2018, if compared to accounting policies that were applied in previous years, was immaterial.
IFRS 9 ‘Financial instruments’
IFRS 9 replaces IAS 39 ‘Financial instruments: Recognition and Measurement’ (“IAS 39”). IFRS 9 impacts the Group’s classification and measurement of financial instruments, impairment of financial assets and hedge accounting, described in more detail below.
Classification and measurement
The new standard requires the Company to assess the classification of financial assets on its balance sheets in accordance with the cash flow characteristics of the financial assets and the relevant business model that the Company has for a specific class of financial assets.
IFRS 9 no longer has an “Available-for-sale” classification for financial assets. The new standard has different requirements for debt or equity financial assets.
Debt instruments should be classified and measured either at:

•	Amortized cost, where the effective interest rate method will apply;

•	Fair value through other comprehensive income, with subsequent recycling to the income statement upon disposal of the financial asset; or

•	Fair value through profit or loss.
Investments in equity instruments, other than those to which consolidation or equity accounting apply, should be classified and measured either at:

•	Fair value through other comprehensive income, with no subsequent recycling to the income statement upon disposal of the financial asset; or

•	Fair value through profit or loss.
The Company continues to initially measure financial assets at its fair value plus transaction cost upon initial recognition, except for financial assets measured at fair value through profit and loss, consistent with current practices. The classification for the majority of financial assets has not been impacted by the transition to IFRS 9 on January 1, 2018. The reclassifications upon transition to IFRS 9 are shown in the table presented earlier in this Note.
Impairment (allowance for doubtful debt)
IFRS 9 introduces the Expected Credit Loss model, which replaces the incurred loss model of IAS 39 whereby an allowance for doubtful debt was required only in circumstances where a loss event has occurred. By contrast, the Expected Credit Loss model requires the Company to recognize an allowance for doubtful debt on all financial assets carried at amortized cost (including, for example, ‘Trade receivables’), as well as debt instruments classified as financial assets carried at fair value through other comprehensive income (for example, government bonds held for liquidity purposes), since initial recognition, irrespective whether a loss event has occurred.
As a result, the allowance for doubtful debt of the Company has increased upon implementation of IFRS 9 on January 1, 2018. The impact of applying the Expected Credit Loss model is shown in the table earlier in this Note.
Hedge Accounting
IFRS 9 allows for more possibilities for the Company to apply hedge accounting (for example, risk components of non-financial assets or liabilities may be designated as part of a hedging relationship). In addition, the requirements of the standard have been more closely aligned with the Company’s risk management policies and hedge effectiveness will be measured prospectively.
Transition
The Group has adopted the standard using the modified retrospective approach for classification and measurement and impairment. This means that the cumulative impact of the adoption has been recognized in retained earnings as of January 1, 2018 and that comparatives are not restated.
All hedge accounting relationships existing as of January 1, 2018 have been continued under IFRS 9.
The Company has retrospectively adopted the cost of hedging approach for foreign currency basis spreads existing in cross-currency interest rate swaps used in a hedging relationship, the impact of which is immaterial to the consolidated financial results and position of the Group.
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS NOT YET ADOPTED BY THE GROUP
IFRIC 23 ‘Uncertainty over income tax treatments’
The Interpretation clarifies the application of recognition and measurement requirements in IAS 12 ‘Income Taxes’ when there is uncertainty over income tax treatments. The Group has assessed the impact of IFRIC 23, which will not be material to the consolidated financial statements of the Group upon adoption in 2019.
IFRS 16 ‘Leases’
IFRS 16 replaces IAS 17 Leases, the current lease accounting standard and will become effective on January 1, 2019. The new lease standard will require assets leased by the Company to be recognized on the statement of financial position of the Company with a corresponding liability.
During 2018, the Group has performed a detailed impact assessment of IFRS 16. In summary the impact of IFRS 16 adoption is expected to be, as follows:

	December 31, 2018	Impact of IFRS 16	January 1, 2019
Assets
Non-current assets
Property and equipment
Property and equipment	4,932	(71)	4,861
Right-of-use assets	—	2,023	2,023
Intangible assets	1,854	(15)	1,839
Goodwill	3,816	—	3,816
Deferred tax assets	197	—	197
Other financial assets	193	(1)	192
Total non-current assets	10,992	1,936	12,928

Current assets
Trade and other receivables	577	(61)	516
Other current assets	2,516	—	2,516
Total current assets	3,093	(61)	3,032

Assets classified as held for sale	17	4	21

Total assets	14,102	1,879	15,981

Equity
Equity attributable to equity owners of the parent	3,670	(3)	3,667
Non-controlling interest	(891)	(1)	(892)
Total equity	2,779	(4)	2,775

Non-current liabilities
Financial liabilities	6,567	(45)	6,522
Provisions	110	—	110
Lease liabilities	—	1,638	1,638
Deferred tax liabilities	180	—	180
Other liabilities	53	(9)	44
Total non-current liabilities	6,910	1,584	8,494

Current liabilities
Trade and other payables	1,432	(54)	1,378
Other financial liabilities	1,289	(6)	1,283
Lease liabilities	—	361	361
Provisions	398	(3)	395
Other liabilities	1,290	(3)	1,287
Total current liabilities	4,409	295	4,704

Liabilities associated with assets held for sale	4	4	8

Total equity and liabilities	14,102	1,879	15,981

The Company, as a lessee, will recognize a right-of-use asset and a lease liability on the lease commencement date.
Upon initial recognition the right of use asset is measured as the amount equal to initially measure lease liability adjusted for lease prepayments, initial direct cost, lease incentives and the discounted estimated asset retirement obligation. Subsequently the right of use assets will be measured at cost net of any accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the shorter estimated useful lives of the right-of-use assets or the lease term.
The lease liability is measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the interest rate implicit to the lease or Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
Right-of-use assets and lease liabilities will be remeasured subsequently if one of the following events occurs:

•	Change in lease price due to indexation or rate which has become effective in reporting period

•	Modifications to the lease contract

•	Reassessment of the lease term
Leases which are short term in nature (less than 12 months including extension options) and leases of low value items will continue to be expensed in the Income Statement as incurred.
Transition
The Company will adopt IFRS 16 on the date the standard becomes effective, January 1, 2019. The Group will adopt the standard using the modified retrospective approach. This means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2019 and that comparatives will not be restated.
The Group will use the following practical expedients when adopting IFRS 16 on its effective date:

•
to apply IFRS 16 only to contracts that were previously assessed as leases in accordance with the previous IFRS standards (IAS 17 Leases and IFRIC 4 Determining whether and Arrangement contains a Lease)

•	to apply a single discount rate to a portfolio of leases with reasonably similar characteristics as permitted by IFRS 16

•	to exclude initial direct cost from the measurement of if the right-of-use asset as at January 1, 2019.

•	Application of the Group onerous contract provision process as the impairment assessment of right-of-use assets upon transition.
The weighted-average incremental rate applied to lease liabilities expected to be recognized on January 1, 2019 is 9.62%.
Carrying values of property and equipment and financial liabilities related to finance leases as of December 31, 2018 will be reclassified to right-of-use assets and lease liabilities, respectively on January 1, 2019. These carrying values related to finance leases will not be remeasured at the transition date.
Significant judgments upon adoption IFRS 16
Lease term judgments: IFRS 16 requires the Company to assess the lease term as the non-cancelable lease term in line with the lease contract together with the period for which the Company has extension options which the Company is reasonably certain to exercise and the periods for which the Company has termination options for which the Company is not reasonably certain to exercise those termination options.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor or lease contracts which are cancelable by the Company on immediately or on short notice. In assessing the lease term for the adoption of IFRS 16, the Company concluded that these cancelable future lease periods should be included within the lease term, which represents an increase to the future lease payments used in determining the lease liability upon initial recognition. The reasonably certain period used to determine the lease term is based on facts and circumstances related to the underlying leased asset and lease contracts.
The following table reconciles the Company’s operating lease commitments as of December 31, 2018, to the lease liabilities expected to be recognized upon initial application of IFRS 16 on January 1, 2019.